Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Schedule of Changes in Restructuring Reserve Included in Other Non-Current Liabilities

The following table sets forth the changes in the restructuring reserve, which is included in other non-current liabilities in the Condensed Consolidated Balance Sheets (in millions):

Total
Predecessor
Balance at December 31, 2011	$10

Incurred and charged to expense	1
Cash payments	(2)

Successor
Balance at January 1, 2012	$—
Business acquisition	11
Incurred and charged to expense	—
Cash payments	(5)

Balance at December 31, 2012	6

Incurred and charged to expense	—
Cash payments	(1)

Balance at September 30, 2013	$5

The following table sets forth the changes in the restructuring reserve:

Total
Predecessor
Balance at December 31, 2009	$4
Incurred and charged to expense	—
Cash payments	(4)
Balance at December 31, 2010	$—
Incurred and charged to expense	11
Cash payments	(1)
Balance at December 31, 2011	$10
Incurred and charged to expense	1
Cash payments	(2)
Successor
Balance at January 1, 2012	$—
Business acquisition	11
Incurred and charged to expense	—
Cash payments	(5)

Balance at December 31, 2012	$6

Schedule of Restructuring Reserve	The restructuring reserve at September 30, 2013 consists of the following amounts:

Supplier termination expense	$1
Severance liabilities	2
Other expenditures	2

Total	$5

The 2012 restructuring accrual consists of the following amounts:

Supplier termination expense	$2
Other expenditures	2
Severance liabilities	2

Total	$6